Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	EVTC
Entity Registrant Name	EVERTEC, Inc.
Entity Central Index Key	0001559865
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31